Operating Expenses, Depreciation and Amortization	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Operating Expenses, Depreciation and Amortization
5)	OPERATING EXPENSES, DEPRECIATION AND AMORTIZATION

Consolidated operating expenses during 2017, 2016 and 2015 by function are as follows:

		2017	2016	2015
Administrative expenses[1]	Ps	21,081	20,750	18,653
Selling expenses		6,450	6,974	5,883
Distribution and logistics expenses		28,495	26,245	23,374

	Ps	56,026	53,969	47,910

1	The Technology and Energy departments in CEMEX undertake all significant R&D activities as part of their daily activities. In 2017, 2016 and 2015, total combined expenses of these departments recognized within administrative expenses were Ps754 (US$38), Ps712 (US$38) and Ps660 (US$41), respectively.

Depreciation and amortization recognized during 2017, 2016 and 2015 are detailed as follows:

		2017	2016	2015
Depreciation and amortization expense included in cost of sales	Ps	14,146	14,180	13,154
Depreciation and amortization expense included in administrative, selling and distribution and logistics expenses		1,846	1,811	1,504

	Ps	15,992	15,991	14,658